Corporate Bonds Issuance - Additional Information (Detail) - Subordinated Resettable – Class A	2 Months Ended
	Dec. 31, 2021	Jan. 28, 2026 ARS ($)	Apr. 27, 2018 USD ($)	Apr. 28, 2017 ARS ($)	Apr. 26, 2016 ARS ($)
Disclosure of corporate bond liabilities [line items]
Borrowings Term Of Extension	5 years
Corporate bond outstanding amount		$ 121,454,400
Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount			$ 2,500,000,000	$ 1,500,000,000	$ 1,000,000,000
Maximum Average Term [member] | Previously stated [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount			$ 1,500,000,000